SLM Student Loan Trust 2010-2
Monthly Servicing Report

Distribution Date	11/26/2010
Collection Period	10/01/2010 - 10/31/2010

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

	Student Loan Portfolio Characteristics		08/26/2010	09/30/2010	10/31/2010
A	Principal Balance		$679,589,352.80	$705,773,300.06	$701,764,065.94
	Interest to be Capitalized Balance		17,411,085.17	17,871,153.05	18,078,446.27

	Pool Balance		$697,000,437.97	$723,644,453.11	$719,842,512.21
	Capitalized Interest Account Balance		$3,000,000.00	$3,000,000.00	$3,000,000.00
	Specified Reserve Account Balance		3,768,055.00	3,618,222.27	3,599,212.56

	Adjusted Pool (1)		$703,768,492.97	$730,262,675.38	$726,441,724.77

	Weighted Average Coupon (WAC)		5.14%	5.17%	5.18%
	Number of Loans		193,647	201,193	199,430
	Aggregate Outstanding Principal Balance - Tbill			$193,999,828.00	$192,330,149.53
	Aggregate Outstanding Principal Balance - Commercial Paper			$529,644,625.11	$527,512,362.68
	Pool Factor			0.984977792	0.979802837
	Since Issued Constant Prepayment Rate			12.69%	10.18%

	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

	Debt Securities	Cusip/Isin	10/25/2010		11/26/2010
B	A	78446AAA3	$705,275,004.95		$701,752,572.72
	B	78446AAB1	$22,379,000.00		$22,379,000.00

	Account Balances		10/25/2010		11/26/2010
C	Reserve Account Balance		$3,618,222.27		$3,599,212.56
	Capitalized Interest Account Balance		$3,000,000.00		$3,000,000.00
	Floor Income Rebate Account		$2,045,467.78		$3,749,372.99
	Supplemental Loan Purchase Account		$-		$-

	Asset / Liability		10/25/2010		11/26/2010
D	Adjusted Pool Balance + Supplemental Loan Purchase		$730,262,675.38		$726,441,724.77
	Total Notes		$727,654,004.95		$724,131,572.72
	Difference		$2,608,670.43		$2,310,152.05
	Parity Ratio		1.00359		1.00319

II. Trust Activity 10/01/2010 through 10/31/2010

A	Student Loan Principal Receipts
	Borrower Principal	2,549,250.20
	Guarantor Principal	177,375.90
	Consolidation Activity Principal	2,620,994.48
	Seller Principal Reimbursement	23.81
	Servicer Principal Reimbursement	346.83
	Rejected Claim Repurchased Principal	7,111.41
	Other Principal Deposits	32,296.44

	Total Principal Receipts	$5,387,399.07

B	Student Loan Interest Receipts
	Borrower Interest	425,000.03
	Guarantor Interest	3,174.03
	Consolidation Activity Interest	148,924.24
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	165.80
	Servicer Interest Reimbursement	172.93
	Rejected Claim Repurchased Interest	1,636.42
	Other Interest Deposits	38,593.14

	Total Interest Receipts	$617,666.59

C	Reserves in Excess of Requirement	$19,009.71

D	Investment Income	$357.79

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,703,905.21)

M	AVAILABLE FUNDS	$4,320,527.95

N	Non-Cash Principal Activity During Collection Period	$(1,378,164.95)

O	Non-Reimbursable Losses During Collection Period	$163.39

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$41,935.19

Q	Aggregate Loan Substitutions	$-

III. 2010-2 Portfolio Characteristics

	10/31/2010				09/30/2010
	Wtd Avg				Wtd Avg
	Coupon	#Loans	Principal	% of Principal	Coupon	#Loans	Principal	% of Principal

INTERIM:
IN SCHOOL	6.52%	23,728	$125,182,415.24	17.838%	6.52%	25,909	$137,585,856.50	19.494%

GRACE	6.58%	14,778	$87,643,074.21	12.489%	6.57%	14,837	$85,998,064.95	12.185%

DEFERMENT	4.21%	29,316	$95,415,728.40	13.597%	4.14%	29,406	$93,379,459.43	13.231%

REPAYMENT:
CURRENT	4.55%	74,714	$185,623,190.13	26.451%	4.52%	75,906	$187,215,872.41	26.526%
31-60 DAYS DELINQUENT	4.80%	9,301	$30,989,112.48	4.416%	5.07%	10,215	$34,894,521.93	4.944%
61-90 DAYS DELINQUENT	5.07%	6,225	$21,900,364.14	3.121%	4.71%	6,350	$23,263,662.61	3.296%
91-120 DAYS DELINQUENT	4.84%	4,998	$17,724,991.32	2.526%	4.70%	5,273	$17,897,982.36	2.536%
> 120 DAYS DELINQUENT	4.16%	14,416	$49,021,873.01	6.986%	3.90%	11,798	$40,159,178.51	5.690%

FORBEARANCE	4.84%	21,616	$87,005,809.90	12.398%	4.79%	21,369	$84,905,240.64	12.030%
CLAIMS IN PROCESS	3.79%	338	$1,257,507.11	0.179%	4.42%	127	$466,277.48	0.066%
AGED CLAIMS REJECTED	0.00%	0	$-	0.000%	2.47%	3	$7,183.24	0.001%

TOTAL		199,430	$701,764,065.94	100.00%		201,193	$705,773,300.06	100.00%

*Percentages may not total 100% due to rounding

IV. 2010-2 Portfolio Characteristics (cont’d)

	10/31/2010	09/30/2010
Pool Balance	$719,842,512.21	$723,644,453.11

Total # Loans	199,430	201,193

Total # Borrowers	90,548	91,374

Weighted Average Coupon	5.18%	5.17%

Weighted Average Remaining Term	115.12	115.26

Non-Reimbursable Losses	$163.39	$33.91

Cumulative Non-Reimbursable Losses	$202.25	$38.86

Since Issued Constant Prepayment Rate (CPR)	10.18%	12.69%

Loan Substitutions	$-	$-

Cumulative Loan Substitutions	$-	$-

Rejected Claim Repurchases	$8,747.83	$-

Cumulative Rejected Claim Repurchases	$8,747.83	$-

Unpaid Primary Servicing Fees	$-	$-

Unpaid Administration Fees	$-	$-

Unpaid Carryover Servicing Fees	$-	$-

Note Principal Shortfall	$2,689,847.95	$2,391,329.57

Note Interest Shortfall	$-	$-

Unpaid Interest Carryover	$-	$-

Borrower Interest Accrued	$2,413,267.13	$2,226,364.04

Interest Subsidy Payments Accrued	$625,925.34	$617,575.98

Special Allowance Payments Accrued	$33,028.73	$32,827.16

V. 2010-2 Portfolio Statistics by School and Program

	Weighted
A LOAN TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.72%	113,492	319,710,657.53	45.558%
- GSL - Unsubsidized	5.49%	75,971	325,363,221.70	46.364%
- PLUS (2) Loans	6.11%	8,349	50,618,466.70	7.213%
- SLS (3) Loans	3.59%	1,618	6,071,720.01	0.865%
- Consolidation Loans	0.00%	0	-	0.000%

Total	5.18%	199,430	$701,764,065.94	100.000%

	Weighted
B SCHOOL TYPE	Average Coupon	# LOANS	$ AMOUNT	% *

-Four Year	5.25%	151,083	579,020,247.11	82.509%
-Two Year	4.73%	37,271	93,474,787.51	13.320%
-Technical	5.06%	11,023	29,123,757.87	4.150%
-Other	4.76%	53	145,273.45	0.021%

Total	5.18%	199,430	$701,764,065.94	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI.    2010-2 Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$4,320,527.95

A	Primary Servicing Fee	$294,326.55	$4,026,201.40

B	Administration Fee	$6,667.00	$4,019,534.40

C	Class A Noteholders’ Interest Distribution Amount	$474,101.53	$3,545,432.87

D	Class B Noteholders’ Interest Distribution Amount	$23,000.64	$3,522,432.23

E	Reserve Account Reinstatement	$-	$3,522,432.23

F	Class A Noteholders’ Principal Distribution Amount	$3,522,432.23	$-

G	Class B Noteholders’ Principal Distribution Amount	$-	$-

H	Unpaid Expenses of The Trustees	$-	$-

I	Carryover Servicing Fee	$-	$-

J	Remaining Amounts to the Noteholders after the first auction date	$-	$-

K	Excess Distribution Certificateholder	$-	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$701,764,065.94

B	Interest to be Capitalized	$18,078,446.27

C	Capitalized Interest Account Balance	$3,000,000.00

D	Reserve Account Balance (after any reinstatement)	$3,599,212.56

E	Less: Specified Reserve Account Balance	$(3,599,212.56)

F	Total	$722,842,512.21

G	Class A Notes Outstanding (after application of available funds)	$701,752,572.72

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

VII. 2010-2	Distributions

Distribution Amounts

	A	B

Cusip/Isin	78446AAA3	78446AAB1
Beginning Balance	$705,275,004.95	$22,379,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.50%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	10/25/2010	10/25/2010
Accrual Period End	11/26/2010	11/26/2010
Daycount Fraction	0.08888889	0.08888889
Interest Rate*	0.75625%	1.15625%
Accrued Interest Factor	0.000672222	0.001027778
Current Interest Due	$474,101.53	$23,000.64
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$474,101.53	$23,000.64
Interest Paid	$474,101.53	$23,000.64
Interest Shortfall	$-	$-
Principal Paid	$3,522,432.23	$-
Ending Principal Balance	$701,752,572.72	$22,379,000.00
Paydown Factor	0.004772943	0.000000000
Ending Balance Factor	0.950884245	1.000000000
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2010-2               Reconciliations

A	Principal Distribution Reconciliation

	Notes Outstanding Principal Balance	$727,654,004.95

	Adjusted Pool Balance	$726,441,724.77

	Overcollateralization Amount	$5,000,000.00

	Principal Distribution Amount	$6,212,280.18

	Principal Distribution Amount Paid	$3,522,432.23

B	Reserve Account Reconciliation

	Beginning Period Balance	$3,618,222.27

	Reserve Funds Utilized	0.00

	Reserve Funds Reinstated	0.00

	Balance Available	$3,618,222.27

	Required Reserve Acct Balance	$3,599,212.56

	Release to Collection Account	$19,009.71

	Ending Reserve Account Balance	$3,599,212.56

C	Capitalized Interest Account

	Beginning Period Balance	$3,000,000.00

	Transfers to Collection Account	$-

	Ending Balance	$3,000,000.00

D	Floor Income Rebate Account

	Beginning Period Balance	$2,045,467.78

	Deposits for the Period	$1,703,905.21

	Release to Collection Account	$-

	Ending Balance	$3,749,372.99

E	Supplemental Purchase Account

	Beginning Period Balance	$-

	Supplemental Loan Purchases	$-

	Transfers to Collection Account	$-

	Ending Balance	$-